Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name		dei_EntityRegistrantName	Calvert Responsible Index Series, Inc.
Central Index Key		dei_EntityCentralIndexKey	0001105446
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jun. 19, 2015
Document Effective Date		dei_DocumentEffectiveDate	Jun. 19, 2015
Prospectus Date		rr_ProspectusDate	Jun. 19, 2015
Calvert U.S. Large Cap Growth Responsible Index Fund
Prospectus:		rr_ProspectusTable
Risk/Return [Heading]		rr_RiskReturnHeading	CALVERT U.S. LARGE CAP GROWTH RESPONSIBLE INDEX FUND Class (Ticker):I (CGJIX)
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of the Calvert U.S. Large Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. The Fund’s portfolio turnover is not available because the Fund has not been operating for one year.

Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $1,000,000 in the Fund for the time periods indicated;

•	your investment has a 5% return each year;

•	the Fund’s operating expenses remain the same; and

•	any Calvert expense limitation is in effect for the period indicated in the fee table above.
Although your actual costs may be higher or lower, under these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert U.S. Large Cap Growth Responsible Index (the “Index”). The Fund uses a replication index method, investing in the common stock of each company in the Index in approximately the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.
Calvert U.S. Large Cap Growth Responsible Index. The Calvert U.S. Large Cap Growth Responsible Index is composed of companies that meet Calvert’s responsible investment principles and are selected from the universe of companies included in the S-Network U.S. Large Cap 1000 Index. The S-Network U.S. Large Cap 1000 Index is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for large cap core stocks that are traded in the U.S. markets. Securities in the S-Network U.S. Large Cap 1000 Index that meet Calvert’s responsible investment principles are scored and ranked for growth factors to determine placement and weight in the Calvert U.S. Large Cap Growth Responsible Index. As of June 15, 2015, the Calvert U.S. Large Cap Growth Responsible Index included 505 companies, and the market capitalization ranged from $1.9 billion to $731.3 billion with a weighted average market capitalization of $131.1 billion. The number of companies in the Index will change over time due to company mergers or changes resulting from Calvert’s evaluation of an issuer’s conduct relative to the responsible investment principles. The Index is reconstituted semi-annually based on an updated list of companies in the S-Network U.S. Large Cap 1000 Index and is rebalanced quarterly.
Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.
The Fund uses a replication method of indexing. If assets should ever decline to below $5 million, it may use the sampling method. The replication method involves holding every security in the Calvert U.S. Large Cap Growth Responsible Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
Growth Investing. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to measures such as earnings and book value.
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment principles, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Growth Company Risk. Prices of growth company securities may fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth companies also generally lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance – positively or negatively – depending on whether such sectors or investments are in or out of favor in the market.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Calvert U.S. Large Cap Growth Responsible Index Fund | Class I
Prospectus:		rr_ProspectusTable
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	[1]	rr_OtherExpensesOverAssets	1.04%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.19%
Fee Waiver or Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 2,253
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 21,934

[1]	“Other expenses” are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[2]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.22% through January 31, 2017. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.